T. ROWE PRICE Retirement Blend 2040 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 9.9%
T. Rowe Price Funds:
QM U.S. Bond Index Fund  9,131 15,769 1,155 2,497,558 24,151
U.S. Treasury Long-Term Index
Fund  4,264 7,358 557 1,520,938 11,331
International Bond Fund (USD
Hedged)  3,221 5,718 411 1,009,763 8,634
Dynamic Global Bond Fund  2,070 3,506 306 682,061 5,354
Emerging Markets Bond Fund  1,247 2,207 156 359,298 3,359
High Yield Fund  1,337 2,122 168 558,708 3,336
Floating Rate Fund  418 852 50 131,130 1,217
U.S. Limited Duration TIPS Index
Fund  590 211 778 1,973 18
Total Bond Mutual Funds (Cost $56,908) 57,400
EQUITY MUTUAL FUNDS 88.5%
T. Rowe Price Funds:
Equity Index 500 Fund  72,073 90,894 12,998 1,025,887 160,869
International Equity Index Fund  32,808 44,458 3,462 4,443,759 75,411
Value Fund  25,232 34,207 3,415 1,190,853 56,518
Growth Stock Fund  22,863 30,100 3,711 472,613 50,201
Real Assets Fund  14,929 20,213 1,639 2,273,685 33,400
International Value Equity Fund  10,574 12,917 1,074 1,271,553 23,575
International Stock Fund  8,933 11,082 933 951,977 19,563
Mid-Cap Index Fund  8,391 10,547 2,070 865,021 18,114
Emerging Markets Discovery Stock
Fund  6,542 8,919 704 1,051,320 14,887
Small-Cap Index Fund  7,148 8,456 1,490 919,439 13,975
Emerging Markets Stock Fund  5,137 8,327 641 375,041 12,703
Mid-Cap Growth Fund  4,515 6,414 484 99,047 9,829
Mid-Cap Value Fund  3,894 5,525 419 263,584 8,556
Small-Cap Value Fund  3,671 5,469 568 158,064 8,327
New Horizons Fund (3) 2,539 3,811 425 103,191 5,772
Total Equity Mutual Funds (Cost $470,481) 511,700

T. ROWE PRICE Retirement Blend 2040 Fund

$ Value
5/31/24
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.6%
Money Market Funds  1.6%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (4) 4,010 9,978 4,849 9,139,145 9,139
Total Short-Term Investments (Cost $9,139) 9,139
Total Investments in Securities 100.0%
(Cost $536,528) $ 578,239
Other Assets Less Liabilities (0.0)% (140)
Net Assets 100.0% $ 578,099
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled
$1,960 and $1,960, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Blend 2040 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (3) $ 84 $ 103
Emerging Markets Bond Fund  (1) 61 104
Emerging Markets Discovery Stock Fund  (11) 130 446
Emerging Markets Stock Fund  (16) (120) 177
Equity Index 500 Fund  27 10,900 991
Floating Rate Fund  — (3) 40
Growth Stock Fund  2,408 949 76
High Yield Fund  (2) 45 112
International Bond Fund (USD Hedged)  (4) 106 146
International Equity Index Fund  (41) 1,607 1,587
International Stock Fund  41 481 257
International Value Equity Fund  (22) 1,158 556
Mid-Cap Growth Fund  690 (616) 47
Mid-Cap Index Fund  134 1,246 138
Mid-Cap Value Fund  693 (444) 125
New Horizons Fund  197 (153) —
QM U.S. Bond Index Fund  (22) 406 487
Real Assets Fund  (20) (103) 593
Small-Cap Index Fund  177 (139) 175
Small-Cap Value Fund  472 (245) 99
U.S. Limited Duration TIPS Index Fund  27 (5) 3
U.S. Treasury Long-Term Index Fund  (28) 266 207
Value Fund  2,557 494 712
U.S. Treasury Money Fund, 4.44% — — 209
Affiliates not held at period end (7) — —
Totals $ 7,246# $ 16,105 $ 7,390+
# Capital gain distributions from underlying Price funds represented $7,613 of the net realized gain (loss).
+ Investment income comprised $7,390 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Blend 2040 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement Blend 2040 Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the
Financial Accounting Standards Board Accounting Standards Codification Topic
946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Retirement Blend 2040 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1352-054Q3 02/25